Financing Receivables	9 Months Ended
Sep. 30, 2011
Receivables [Abstract]
Financing Receivables
12.       Financing Receivables

The recorded investment in loans was as follows as of September 30, 2011:

	One-to four
	Family	Multi-family
	Residential	Residential	Construction		Commercial	Consumer	Total

Purchased loans	$125,123	$15,411	$-		$43,667	$2,918	$187,119
Credit quality discount	(2,446)	(208)	-		(2,408)	(1,584)	(6,646)
Purchased loans book value (3)	122,677	15,203	-		41,259	1,334	180,473
Originated loans (1)	182,991	11,178	5,849	(2)	21,106	262	221,386
Ending balance	$305,668	$26,381	$5,849		$62,365	$1,596	$401,859

(1)	Includes loans held for sale
(2)	Before consideration of undisbursed Loans-in-process
(3)	Loans purchased in acquisition of First Franklin

The carrying amount of purchased loans consisting of credit-impaired purchased loans and non-impaired purchased loans is shown in the following table as of September 30, 2011.

		Credit
	Non-impaired	Impaired
	Purchased Loans	Purchased Loans

One-to-four family residential	$117,061	$5,616
Multi-family residential	14,065	1,138
Construction	-	-
Commercial	32,562	8,697
Consumer	63	1,271
Total	$163,751	$16,722
The following summarizes activity in the allowance for credit losses:

	September 30, 2011
	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total

Allowance for loan losses:

Beginning balance	$979	$49	$33	$180	$1	$1,242
Provision	271	100	-	29	-	400
Charge-offs	(212)	-	(26)	-	(2)	(240)
Recoveries	-	-	-	-	13	13

Ending balance	$1,038	$149	$7	$209	$12	$1,415

Ending balance:
Individually evaluated for impairment	$373	$-	$-	$8	$-	$381

Ending balance:
Collectively evaluated for impairment	$665	$149	$7	$201	$12	$1,034

Loans receivable:

Ending balance	$305,668	$26,381	$5,849	$62,365	$1,596	$401,859

Ending balance:
Individually evaluated for impairment (1)	$121,909	$14,162	$-	$32,909	$63	$169,043

Ending balance:
Collectively evaluated for impairment	$178,143	$11,081	$5,849	$20,759	$262	$216,094

Ending balance:
Loans acquired with deteriorated credit quality	$5,616	$1,138	$-	$8,697	$1,271	$16,722

(1)  Includes loans acquired from First Franklin of $163,751

	December 31, 2010
	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total

Allowance for loan losses:

Beginning balance	$892	$30	$28	$75	$-	$1,025
Provision	364	19	5	161	1	550
Charge-offs	(277)	-	-	(56)	-	(333)
Recoveries	-	-	-	-	-	-

Ending balance	$979	$49	$33	$180	$1	$1,242

Ending balance:
Individually evaluated for impairment	$217	$-	$-	$-	$-	$217

Ending balance:
Collectively evaluated for impairment	$762	$49	$33	$180	$1	$1,025

Ending balance:
Loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-

	December 31, 2010
	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total
Loans receivable:

Ending balance	$195,801	$8,594	$7,081	$19,329	$207	$231,012

Ending balance:
Individually evaluated for impairment	$4,989	$-	$-	$222	$-	$5,211

Ending balance:
Collectively evaluated for impairment	$190,812	$8,594	$7,081	$19,107	$207	$225,801

Ending balance:
Loans acquired with deteriorated credit quality	-	-	-	-	-	-

The Corporation assigns credit risk grades to evaluated loans using grading standards employed by regulatory agencies.  Loans judged to carry lower-risk attributes assigned a “pass” grade, with a minimal likelihood of loss.  Loans judged to carry a higher-risk attributes are referred to as “classified loans” and are further disaggregated, with increasing expectations for loss recognition, as “substandard,” “doubtful,” and “loss.”  The Corporation’s Loan Classification of Assets committee assigns the credit risk grades to loans and reports to the board on a monthly basis the “classified asset” report.

The following table summarizes the credit risk profile by internally assigned grade:

	Originated Loans at September 30, 2011
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$178,406	$11,081	$5,849	$20,760	$262	$216,358
Special mention	-	-	-	-	-	-
Substandard	4,585	97	-	346	-	5,028
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$182,991	$11,178	$5,849	$21,106	$262	$221,386

	Loans Receivable at December 31, 2010
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$190,812	$8,594	$7,081	$19,107	$207	$225,801
Special mention	-	-	-	-	-	-
Substandard	4,989	-	-	222	-	5,211
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$195,801	$8,594	$7,081	$19,329	$207	$231,012

	Purchased Loans at September 30, 2011
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$116,605	$14,899	$-	$38,092	$1,306	$170,902
Special mention	131	-	-	988	-	1,119
Substandard	5,941	304	-	2,179	28	8,452
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$122,677	$15,203	$-	$41,259	$1,334	$180,473

The following table summarizes loans by delinquency, nonaccrual status and impaired loans:

	Age Analysis of Past Due Originated Loans Receivable
	As of September 30, 2011
							Recorded
							Investment
	30-89 Days	Over 90 days	Total Past	Current and		Total	90 Days and
	Past Due	Past Due	Due	Accruing	Nonaccrual	Loans	Accruing

Real Estate:
1-4 family Residential	$649	$4,584	$5,233	$178,407	$4,584	$182,991	-
Multi-family Residential	-	97	97	11,081	97	11,178	-
Construction	-	-	-	5,849	-	5,849	-
Commercial	-	347	347	20,759	347	21,106	-
Consumer	-	-	-	262	-	262	-
Total	$649	$5,028	$5,677	$216,358	$5,028	$221,386	-

	Age Analysis of Past Due Originated Loans Receivable
	As of December 31, 2010
							Recorded
							Investment
	30-89 Days	Over 90 days	Total Past	Current and		Total	90 Days and
	Past Due	Past Due	Due	accruing	Nonaccrual	Loans	Accruing

Real Estate:
1-4 family Residential	$1,017	$4,695	$5,712	$191,106	$4,695	$195,801	-
Multi-family Residential	-	-	-	8,594	-	8,594	-
Construction	-	-	-	7,081	-	7,081	-
Commercial	46	160	206	19,169	160	19,329	-
Consumer	-	-	-	207	-	207	-
Total	$1,063	$4,855	$5,918	$226,157	$4,855	$231,012	-

	Age Analysis of Past Due Purchased Loans Receivable
	As of September 30, 2011
							Recorded
							Investment
	30-89 Days	Over 90 days	Total Past	Current and		Total	90 Days and
	Past Due	Past Due	Due	Accruing	Nonaccrual	Loans	Accruing

Real Estate:
1-4 family Residential	$1,744	$6,352	$8,096	$116,325	$6,352	$122,677	-
Multi-family Residential	-	488	488	14,715	488	15,203	-
Construction	-	-	-	-	-	-	-
Commercial	11	746	757	40,513	746	41,259	-
Consumer	-	11	11	1,323	11	1,334	-
Total	$1,755	$7,597	$9,352	$172,876	$7,597	$180,473	-

	Impaired Loans
	As of September 30, 2011

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
Purchased loans with no related allowance recorded:
Real Estate:
1-4 family Residential	$5,616	$5,616	$-	$85	$105
Multi-family
Residential	1,138	1,138	-	228	17
Construction	-	-	-	-	-
Commercial	8,697	8,697	-	457	11
Consumer	1,271	1,271	-	42	1
Total	$16,722	$16,722	$-	$139	$134

	Impaired Loans
	As of September 30, 2011

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
Originated loans with no related allowance recorded
Real Estate:
1-4 family Residential	$4,264	$4,264	$-	$112	$66
Multi-family	97	97	-	97	4
Commercial	187	187	-	93	4
Consumer	-	-	-	-	-
Total	$4,548	$4,548	$-	$111	$74
Originated loans with an allowance recorded:
Real Estate:
1-4 family Residential	$211	$584	$373	$26	$-
Commercial	152	160	8	152	-
Consumer	-	-	-	-	-
Total	$363	$744	$381	$40	$-
Total:
Real Estate:
1-4 family Residential	$10,091	$10,464	$373	$90	$171
Multi-family
Residential	1,235	1,235	-	206	21
Construction	-	-	-	-	-
Commercial	9,036	9,044	8	411	15
Consumer	1,271	1,271	-	42	1
Total	$21,633	$22,014	$381	$127	$208

	Impaired Loans
	As of December 31, 2010

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

Originated loans
with no related
allowance recorded:
Real Estate:
1-4 family Residential	$4,038	$4,038	$-	$104	$126
Multi-family
Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	222	222	-	111	2
Consumer	-	-	-	-	-
Total	$4,260	$4,260	$-	$215	$128

	Impaired Loans
	As of December 31, 2010

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

Originated with
an allowance recorded:
Real Estate:
1-4 family Residential	$734	$951	$217	$56	$9
Multi-family
Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	-	-	-	-	-
Total	$734	$951	$217	$56	$9
Total:
Real Estate:
1-4 family Residential	$4,772	$4,989	$217	$160	$135
Multi-family
Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	222	222	-	111	2
Consumer	-	-	-	-	-
Total	$4,994	$5,211	$217	$203	$137

Modifications
As of September 30, 2011

		Pre-Modification	Post-Modification
Outstanding
	Number of	Outstanding Recorded	Recorded
	Contracts	Investment	Investment
Troubled Debt Restructurings
Real Estate:
1-4 Family Residential	2	$1,272	$1,274
Multi-family Residential	-	-	-
Construction	-	-	-
Commercial	-	-	-
Consumer	-	-	-

	Number of	Recorded
	Contracts	Investment
Troubled Debt Restructurings
That Subsequently Defaulted

Real Estate:
1-4 Family Residential	2	$1,274
Multi-family Residential	-	-
Construction	-	-
Commercial	-	-
Consumer	-	-

Modifications
As of December 31, 2010

		Pre-Modification	Post-Modification
Outstanding
	Number of	Outstanding Recorded	Recorded
	Contracts	Investment	Investment
Troubled Debt Restructurings
Real Estate:
1-4 Family Residential	6	$2,283	$2,361
Multi-family Residential	-	-	-
Construction	-	-	-
Commercial	-	-	-
Consumer	-	-	-

	Number of	Recorded
	Contracts	Investment
Troubled Debt Restructurings
That Subsequently Defaulted

Real Estate:
1-4 Family Residential	3	$1,955
Multi-family Residential	-	-
Construction	-	-
Commercial	-	-
Consumer	-	-

The modifications related to interest only payments ranging from a three to six month period.  Due to the short term cash flow deficiency, no related allowance was recorded as a result of the restructurings.
The collateral value was updated with recent appraisals which gave no indication of impairment.